LEASES - Future Minimum Lease Payments Under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 1,740
2016	1,529
2017	1,379
2018	1,361
2019	619
Thereafter	0
Total	$ 6,628